Offerings	May 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Equity shares, par value Rs. 2 per equity share ("Equity Share"), each represented by one American Depositary Share ("ADS")
Amount Registered | shares	55,000,000
Proposed Maximum Offering Price per Unit	2.83
Maximum Aggregate Offering Price	$ 155,650,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,830.02
Offering Note	(1) ADSs, each representing one Equity Share, issuable upon deposit of Equity Shares, have been registered on a separate Registration Statement on Form F-6 (File No. 333-12584), originally filed by Wipro Limited (the "Registrant") with the Securities and Exchange Commission on September 21, 2000, as amended. (2) This Registration Statement registers 55,000,000 additional ADSs, each representing one Equity Share, underlying the Equity Shares of the Registrant that may be issued pursuant to the Registrant's 2004 ADS Restricted Stock Unit Plan, as amended and restated (the "ADS Plan 2004"). In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional ADSs representing the underlying Equity Shares of the Registrant that become issuable under the ADS Plan 2004 by reason of any stock dividend, stock split, recapitalization or other similar transaction effected by the Registrant without the receipt of consideration which results in an increase in the number of Registrant's outstanding ADSs underlying the Equity Shares. (4) Estimated in accordance with Rule 457 (c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $2.83 per share, which represents the average of the high and low prices of the Registrant's Equity Shares on May 8, 2025, as reported on the New York Stock Exchange.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Equity Shares, each represented by one ADS
Amount Registered | shares	200,000,000
Proposed Maximum Offering Price per Unit	2.83
Maximum Aggregate Offering Price	$ 566,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 86,654.60
Offering Note	(1) ADSs, each representing one Equity Share, issuable upon deposit of Equity Shares, have been registered on a separate Registration Statement on Form F-6 (File No. 333-12584), originally filed by Wipro Limited (the "Registrant") with the Securities and Exchange Commission on September 21, 2000, as amended. (3) This Registration Statement registers the aggregate number of ADSs, each representing one Equity Share, underlying the Equity Shares of the Registrant that may be issued pursuant to the Registrant's Employee Stock Option, Performance Stock Unit and Restricted Stock Unit Scheme 2024 (the "2024 Scheme"). In addition, pursuant to Rule 416 under the Securities Act, this Registration Statement shall also cover any additional ADSs representing the underlying Equity Shares of the Registrant that become issuable under the 2024 Scheme by reason of any stock dividend, stock split, recapitalization or other similar transaction effected by the Registrant without the receipt of consideration which results in an increase in the number of Registrant's outstanding ADSs underlying the Equity Shares. (4) Estimated in accordance with Rule 457 (c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $2.83 per share, which represents the average of the high and low prices of the Registrant's Equity Shares on May 8, 2025, as reported on the New York Stock Exchange.